NOTE 15 – REDEEMABLE NON-CONTROLLING INTEREST (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interest
	As of December 31, 2025	As of December 31, 2024

Redeemable non-controlling interest at the beginning of the period	$—	$—
Redeemable non-controlling interest acquired in business combination	716,586	—
Net profit (loss) attributable to redeemable non-controlling interests	23,889	—
Accretions adjustment to the redemption value	(2,172)	—
Redeemable non-controlling interest at the ending of the period	$738,303	$—

	For the six months ended June 30, 2026	For the six months ended June 30, 2025

Redeemable non-controlling interest at the beginning of the period	$738,303	$—
Redeemable non-controlling interest acquired in business combination	—	716,586
Net loss attributable to redeemable non-controlling interests	(1,206)	—
Accretions adjustment to the redemption value	46,227	—
Redeemable non-controlling interest at the ending of the period	$783,324	$716,586